UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

               Report for the Quarter Ended September 30, 2000.

Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [ X ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Blavin & Company, Inc.
Address:       8800 N. Gainey Center Dr., Suite 260, Scottsdale, AZ  85258

13F File Number:    028-05299

  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Michael Spalter
Title: 	   President
Phone:         401-453-3510
Signature, Place, and Date of Signing:

  MICHAEL SPALTER               Providence, Rhode Island   May 9, 2001
  ---------------------         ------------------------   ----------------
  Michael Spalter


Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF
1934.

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           17

Form 13F Information Table Value Total:           $170,829

     Confidential information has been omitted from this public Form 13F and has been filed separately with the Securities and Exchange Commission.

List of Other Included Managers:

No.    13F File Number        Name
---    ---------------        ----


                                              FORM 13F INFORMATION TABLE

                           TITLE                                                                            VOTING AUTHORITY
                            OF                  VALUE     SHARES/    SH/    PUT/   INVSTMT    OTHER    --------------------------
NAME OF ISSUER             CLASS     CUSIP    (X$1,000)   PRN AMT    PRN    CALL   DSCRETN   MANAGERS     SOLE     SHARED   NONE
--------------            -------  ---------  ---------   ---------  ---    ----   -------- ---------  ---------- ------- -------
3COM CORP	COM      885535104      3,838     200,000   SH             SOLE                 200,000
AVT CORP	COM	  002420107	   5,010     900,600   SH             SOLE                 900,600
ACTUANT CORP              CL A     00508X104      1,316     309,600   SH             SOLE                 309,600
BOCA RESORTSINC           CL A     09688T106     25,524   2,320,350   SH             SOLE               2,320,350
CRONOS GROUP N V          ORD      L20708100      5,461   1,065,500   SH             SOLE               1,065,500
DUN & BRADSTREET CORP     COM      26483B106     18,069     524,678   SH             SOLE                 524,678
FIDELITY NATL FINL INC    COM      316326107     14,804     602,700   SH             SOLE                 602,700
GENTIVA HEALTH SERVICES   COM      37247A102      2,048     160,600   SH		     SOLE		      160,600
  INC
HEARTLAND PARTNERS L P    UT LTD   422357103      1,188      53,100  PRN             SOLE                  53,100
                          PARTNER
HIGHLANDS INS GROUP INC   COM      431032101      6,817     727,161   SH             SOLE                 727,161
INNKEEPERS USA TR         COM      4576J0104      6,774     660,900   SH             SOLE                 660,900
INNKEEPERS USA TR         PFD CV A 4576J0302      1,565      84,000   SH             SOLE                  84,000
	8.625
LASALLE RE HLDGS LTD      ORD      G5383Q101      8,981     475,800   SH             SOLE                 475,800
MATTEL INC                COM      577081102      7,186     624,855   SH             SOLE                 624,855
MAXXAM INC                COM      577913106      4,817     242,350   SH             SOLE                 242,350
R H DONNELLEY CORP        COM NEW  74955W307     41,669   1,972,500   SH             SOLE               1,972,500
TORCHMARK CORP            COM      891027104     15,762     566,737   SH             SOLE                 556,737

